Fees Summary	Aug. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,843,440.00
Previously Paid Amount	0.00
Total Fee Amount	741.53
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 741.53
Narrative - Max Aggregate Offering Price	$ 4,843,440.00
Final Prospectus	true